CHANGE OF OWNERSHIP TRANSACTION - Additional Information (Detail) - Subsequent Event Type [Domain] - USD ($)					1 Months Ended			12 Months Ended
	Nov. 04, 2014	Oct. 11, 2013	Feb. 11, 2011	Nov. 11, 2009	Jan. 23, 2014	Oct. 11, 2013	Aug. 27, 2013	May. 31, 2015	May. 31, 2014
Class of Stock [Line Items]
Proceeds From Notes Payable								$ 3,305,000	$ 1,000,000
Private Placement
Class of Stock [Line Items]
Restricted shares of common stock issued					471,334
Share Price					$ 6.00
Proceeds from Issuance of Private Placement					$ 2,828,000
Senior Secured Note
Class of Stock [Line Items]
Debt instrument, face amount		$ 9,000,000				$ 9,000,000
Secured note payable, interest rate		0.00%				3.00%
Debt instrument carrying amount		$ 9,219,366				$ 9,219,366
Proceeds from Repayments of secured debt		7,500,000				$ 7,500,000
Terms of consolidated note identical to secured notes						(a) the maturity date is September 1, 2015, which is after the latest maturity date of any of the Secured Notes; and (b) it provides for partial mandatory repayment in the event that the Company receives aggregate gross proceeds in excess of $7.5 million from a single or multiple “Liquidity Events” in an amount equal to twenty-five (25%) percent of such gross proceeds.
Consummation of equity financing, amount		$ 7,500,000				$ 7,500,000
Niobe Ventures LLC
Class of Stock [Line Items]
Notes Payable	$ 7,500,000
Niobe Ventures LLC | Note Modification Agreement [Member]
Class of Stock [Line Items]
Notes Payable	10,000,000
Proceeds From Notes Payable	10,000,000
Niobe Ventures LLC | Senior Secured Note
Class of Stock [Line Items]
Senior secured convertible promissory note							$ 2,000,000
Accrued interest on senior secured convertible promissory note							2,155,000
Debt instrument, face amount							$ 2,000,000	$ 9,000,000
Secured note payable, interest rate								0.00%
Debt Conversion, Converted Instrument, Shares Issued							9,369,565
Line of Credit Facility, Remaining Borrowing Capacity	5,000,000
Loans Payable	$ 300,000
Debt Instrument, Interest Rate, Stated Percentage	3.00%
Long-term Line of Credit								$ 3,305,000
Niobe Ventures LLC | Securities Purchase Agreement
Class of Stock [Line Items]
Additional working capital raised				$ 3,000,000
Restricted shares of common stock issued				8,695,652
Common Stock issued, per share			$ 0.23	$ 0.23
Restricted shares of common stock issued, value			$ 2,000,000	$ 2,000,000
Niobe Ventures LLC | Securities Purchase Agreement | Senior Secured Note
Class of Stock [Line Items]
Senior secured convertible promissory note			1,000,000	$ 1,000,000
Accrued interest on senior secured convertible promissory note			$ 37,500
Senior secured convertible promissory note, conversion price per share				$ 0.23
Shares of common stock issuable upon conversion of senior secured convertible promissory note			4,510,870
Credit Facility Agreement | Niobe Ventures LLC | Senior Secured Note
Class of Stock [Line Items]
Restricted shares of common stock issued			8,695,652
Senior secured convertible promissory note			$ 2,000,000
Senior secured convertible promissory note, conversion price per share			$ 0.23
Debt instrument, interest rate, effective percentage			3.00%